Financial Instruments - Net Effects Of Derivative Financial Instruments That Did Not Met Hedging Criteria (Details) - Derivative Contract Not Met Hedging Criteria - Market value gain on financial instruments - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Embedded Derivative
Disclosure of detailed information about hedges [line items]
Net gains (losses) on change in fair value of derivatives			$ 4
Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Net gains (losses) on change in fair value of derivatives	$ 80	$ (212)	$ (293)